Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Schedule of Cash And Cash Equivalents
	As of December 31,
	2020	2019
	NIS millions

Current balances in banks	92	56
Demand deposits	627	950
	719	1,006